CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 451.9	$ 248.5	$ 17.3
Other comprehensive (loss) income, net of tax:
Pension related adjustments	(45.3)	(5.3)	(31.4)
Foreign currency translation	(55.3)	(24.0)	49.5
Intercompany foreign currency loans	(24.7)	(54.2)	15.6
Net investment hedges	(9.9)	2.4	(37.9)
Foreign exchange contracts	0.4	(0.4)	(0.4)
Other comprehensive loss	(134.8)	(81.5)	(4.6)
Comprehensive income	317.1	167.0	12.7
Comprehensive (income) loss attributable to noncontrolling interest	(28.4)	0.6	8.9
Comprehensive income attributable to Rockwood Holdings, Inc.	$ 288.7	$ 167.6	$ 21.6